COMMITMENTS AND CONTINGENCIES (Details) (USD $)	1 Months Ended						12 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended			1 Months Ended
	Feb. 28, 2013	Dec. 31, 2012	Nov. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2013	Jun. 30, 2012	Nov. 30, 2012 Chief Executive Officer, Chief Technology Officer, Chief Financial Officer and former President [Member]	Nov. 14, 2012 Chief Executive Officer, Chief Technology Officer, Chief Financial Officer and former President [Member]	Jul. 31, 2013 Chief Financial Officer [Member]	Sep. 01, 2011 Chief Financial Officer [Member]	Nov. 30, 2012 Three Original Executive Officers [Member]	Mar. 31, 2011 Three Original Executive Officers [Member]	Nov. 14, 2012 Executive Chairman [Member]	Feb. 08, 2013 Stock Appreciation Rights (SARs) [Member]	Nov. 30, 2012 Stock Appreciation Rights (SARs) [Member] Chief Executive Officer, Chief Technology Officer, Chief Financial Officer and former President [Member]	Nov. 30, 2012 Stock Appreciation Rights (SARs) [Member] Executive Chairman [Member]	Jul. 31, 2012 Loss Contingency Invasion Of Privacy And Misrepresentation [Member]	Jan. 31, 2013 Loss Contingency Breach Of Agreement [Member]	Jul. 31, 2012 Loss Contingency Breach Of Agreement [Member]	Jul. 31, 2012 Loss Contingency Trespass Claim [Member]	Jul. 31, 2012 Loss Contingency Civil Theft [Member]	Jan. 31, 2013 Loss Contingency Civil Theft Law Enforced Settlement [Member]	Jul. 31, 2012 Loss Contingency Civil Theft Law Enforced Settlement [Member]
COMMITMENTS AND CONTINGENCIES [Abstract]
Rent expense	$ 3,600						$ 143,614	$ 103,044
Loss Contingencies [Line Items]
Litigation accrual							505,000	1,646,000
Litigation, provision																			200,000	500,000	841,000	5,000	200,000		600,000
Portion of litigation expense that was dismissed																								200,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Immediately vested shares																	200,000
Vested shares upon generating $3,000,000 in revenue in any 12-month period																	200,000
Vested shares upon generating $6,000,000 in revenue in any 12-month period																	200,000
Vested shares upon generating $5,000,000 in revenue in any 12-month period																	200,000
Increase in salary upon the Company generating $3,000,000 in revenue in any 12-month period									170,000
Increase in salary upon the Company generating $5,000,000 in any 12-month period									190,000
Increase in salary upon Company generating $6,000,000 in any 12-month period									200,000
Granted					525,000												800,000	800,000
Share based compensation, term																	10 years
Cancelled options													250,000			800,000
Annual base salary per executive										150,000		146,000		150,000	200,000
Granted, exercise price											$ 1.30						$ 0.45
Amount paid by insurance			200,000
Loss contingency accrual, period increase (decrease)			(200,000)
Loss related to buyout of previous investor						50,000
Liability to previous investor by related party				125,000
Reversal of litigation accrual							941,000
Stock price per share		$ 0.36
Number of shares an investor purchased that the company may be subject to rescission rights		$ 249,931